Discontinued Operations (Activity of Discontinued Operations) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss	$ (2,210)	$ (3,057)	$ (6,513)	$ (2,328)	$ (4,892)	$ 23,783
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	0	12,447	0	84,357
Cost of services	2,247	14,949	6,030	83,572
Net loss		(3,057)	(6,513)	(2,328)
Interest expense, net	$ 11	$ 266	$ 36	$ 882